Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Information by Segment

The following tables present summary information by segment:

	Market data services and consulting services	Introducing broker services	Unallocated	Total
Year Ended December 31, 2025
REVENUE	$-	$807,500	$-	$807,500

GROSS PROFIT	$-	$174,500	$-	$174,500

NET INCOME (LOSS)	$(2,282,659)	$(324,070)	$(53,628,516)	$(56,075,245)

DEPRECIATION AND AMORTIZATION	$83,928	$-	$-	$83,928
CAPITAL EXPENDITURE	$-	$-	$-	$-

Year Ended December 31, 2024
REVENUE	$-	$1,868,333	$-	$1,868,333

GROSS PROFIT	$-	$1,525,250	$-	$1,525,250

NET LOSS FROM CONTINUING OPERATIONS	$-	$971,425	$(92,139,705)	$(91,168,280)

DEPRECIATION AND AMORTIZATION	$46,759	$-	$-	$46,759
CAPITAL EXPENDITURE	$5,036	$-	$-	$5,036

Year Ended December 31, 2023
REVENUE	$824,098	$45,837	$-	$869,935

GROSS PROFIT	$660,399	$36,588	$-	$696,987

NET LOSS FROM CONTINUING OPERATIONS	$(1,532,533)	$(402,500)	$(5,913,347)	$(7,848,380)

DEPRECIATION AND AMORTIZATION	$45,782	$-	$-	$45,782
CAPITAL EXPENDITURE	$970	$-	$-	$970

As of December 31, 2025
TOTAL ASSETS	$6,999,023	$772,125	$10,647,257	$18,418,405
As of December 31, 2024
TOTAL ASSETS	$6,488,002	$1,619,121	$57,799,734	$65,906,857